Notes Payable - Additional Information (Detail) - USD ($)		1 Months Ended			9 Months Ended	12 Months Ended
	Nov. 25, 2013	Nov. 30, 2013	Nov. 30, 2012	Aug. 31, 2012	Sep. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2013	Nov. 09, 2012
Long-Term Debt [Line Items]
Current portion of notes payable						$ 77,500,000	$ 60,500,000
First lien term loan outstanding						1,093,375,000	1,086,875,000
Mandatory repayments on term loan					$ 6,200,000	10,500,000	10,500,000	$ 1,212,625,000
Amortization of deferred financing costs						82,000	83,000	260,000
Deferred financing costs						1,000,000	400,000
Interest expense						58,828,000	57,414,000	98,449,000
November financing amendment.
Long-Term Debt [Line Items]
Third-party financing related costs						1,500,000
Bank Revolving Loan [Member]
Long-Term Debt [Line Items]
Notes payable amount outstanding						67,000,000	50,000,000
Aggregate principal amount not to exceed						125,000,000
Revolving credit facility increase in borrowing capacity						$ 40,000,000
Revolver maturity period						Dec. 22, 2016
Bank Revolving Loan [Member] | November financing amendment.
Long-Term Debt [Line Items]
Aggregate principal amount not to exceed											$ 85,000,000
First Lien [Member] | November financing amendment.
Long-Term Debt [Line Items]
Third-party financing related costs										$ 1,300,000
November 2013 Financing Amendment [Member]
Long-Term Debt [Line Items]
Third-party financing related costs						$ 400,000
First Lien [Member] | November financing amendment.
Long-Term Debt [Line Items]
Additional repayment of term loan				$ 90,000,000
November 2013 First Lien [Member]
Long-Term Debt [Line Items]
Current portion of notes payable						10,500,000	10,500,000
First lien term loan outstanding		$ 1,050,000,000
Additional repayment of term loan		166,200,000
Mandatory repayments on term loan		2,600,000				$ 10,500,000	10,500,000	$ 2,600,000
Reduction in overall indebtedness		148,800,000
Maturity date						Nov. 09, 2019
Bank Revolver Loans [Member]
Long-Term Debt [Line Items]
First lien term loan outstanding						$ 67,000,000	50,000,000
Notes payable amount outstanding						67,000,000	$ 50,000,000
Bank Revolver Loans 7.75% [Member]
Long-Term Debt [Line Items]
Principal amount of term loan outstanding						$ 59,000,000
Interest at LIBOR based rates						7.75%	7.75%
Bank Revolver Loans 8.50% [Member]
Long-Term Debt [Line Items]
Principal amount of term loan outstanding						$ 8,000,000
Interest at LIBOR based rates						8.50%
2012 November Second Lien Term Loan Facility [Member]
Long-Term Debt [Line Items]
Mandatory repayments on term loan		$ 315,000,000
LIBOR Based Interest Rate Loan [Member]
Long-Term Debt [Line Items]
LIBOR based interest rate reduced	4.00%
Greater of the LIBOR rate	1.00%
Reference Rate Loan [Member] | November 2013 First Lien [Member]
Long-Term Debt [Line Items]
Debt instrument reference rate	3.00%
Percentage points added to federal funds effective rate	0.50%
Adjusted LIBOR rate	2.00%
Alternate Base Rate Loan [Member] | Bank Revolving Loan [Member]
Long-Term Debt [Line Items]
Debt instrument reference rate									5.25%
Adjusted LIBOR rate									2.25%
Federal funds effective rate									0.50%
Debt instrument LIBOR rate									6.25%
Debt instrument basis spread on LIBOR rate									1.50%
November 2012 First Lien [Member] | November financing amendment.
Long-Term Debt [Line Items]
Face amount											800,000,000
November 2012 Second Lien [Member] | November financing amendment.
Long-Term Debt [Line Items]
Face amount											$ 315,000,000
April 2012 Term Loan [Member] | November financing amendment.
Long-Term Debt [Line Items]
Principal amount of term loan						$ 668,300,000
Second Lien Term Loan [Member] | November financing amendment.
Long-Term Debt [Line Items]
Principal amount of term loan						140,000,000
London Interbank Offered Rate (LIBOR) [Member] | First Lien [Member]
Long-Term Debt [Line Items]
Principal amount of term loan outstanding						$ 1,026,400,000	$ 1,036,900,000
Interest at LIBOR based rates						5.00%
London Interbank Offered Rate (LIBOR) [Member] | First Lien [Member] | Bank Revolving Loan [Member]
Long-Term Debt [Line Items]
Interest at LIBOR based rates			7.75%
Accrued interest rate during period			7.75%
London Interbank Offered Rate (LIBOR) [Member] | Second Lien [Member] | Bank Revolving Loan [Member]
Long-Term Debt [Line Items]
Interest at LIBOR based rates			10.25%
Accrued interest rate during period			8.50%